CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (407,196)	$ (308,285)
Adjustments for:
Finance income	(971)	(2,930)
Finance costs	900	4,209
Depreciation of property, plant and equipment	8,139	6,234
Loss on disposal of property, plant and equipment	974	55
Amortization of intangible assets	1,379	192
Depreciation of right-of-use assets	4,399	3,507
Fair value loss of warrant liability	6,200
Fair value loss of convertible redeemable preferred shares		79,984
Fair value gains on financial assets measured at fair value change through profit or loss		(47)
Foreign currency exchange loss/(gain), net	4,867	(66)
Equity-settled share-based compensation expense	20,158	4,760
Deferred government grant	(295)	(114)
Cash flows from (used in) operations before changes in working capital	(361,446)	(212,501)
Decrease/(increase) in trade receivables	24,590	(45,000)
(Increase)/decrease in prepayments, other receivables and other assets	(2,966)	3,366
Increase in other non-current assets	(1,175)	(3,973)
Decrease/(increase) in inventories	51	(643)
Government grant received	80	2,452
Increase/(decrease) in trade and notes payables	1,805	(4,348)
Increase in other payables and accruals	140,747	26,932
(Decrease)/increase in other non-current liabilities	(158)	554
Increase in pledged deposits, net	(1,060)	(128)
Cash used in operations	(199,532)	(233,289)
Income tax paid		(278)
Finance income received	652	3,366
Income tax received	557	7,391
Interest on lease payments	(142)	(195)
Net cash flow used in operating activities	(198,465)	(223,005)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(42,197)	(26,254)
Purchase of intangible assets	(3,207)	(4,029)
Prepayment to collaborator for collaboration right- of-use assets	(1,708)	(19,493)
Purchase of financial assets measured at fair value through profit or loss	(50,000)	(22,682)
Cash received from withdrawal of financial assets measured at fair value through profit or loss	50,081	22,682
Cash receipts of investment income		47
Proceeds from disposal of property, plant and equipment	4	1
Addition in time deposits	(298,107)	(50,000)
Decrease in time deposits	180,000	75,559
Purchase of financial assets measured at amortized cost	(29,849)
Net cash flows used in investing activities	(194,983)	(24,169)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of cash advances from related parties		(4)
Proceeds from convertible redeemable preferred shares		160,450
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs		450,085
Proceeds from issuance of ordinary shares relating to private placement by GenScript		12,000
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs	323,440
Proceeds from issuance of ordinary shares and warrant relating to private placement for an institutional investor	300,000
Proceeds from exercise of share options	4,642	1,464
Payments of expenses for issuance of convertible redeemable preferred shares		(2,514)
Principal portion of lease payments	(1,419)	(2,602)
Net cash flows from financing activities	626,663	618,879
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	233,215	371,705
Effect of foreign exchange rate changes, net	34	620
Cash and cash equivalents at beginning of year	455,689	83,364
CASH AND CASH EQUIVALENTS AT END OF YEAR	688,938	455,689
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	858,607	506,073
Less: Pledged deposits	1,444	384
Time deposits	168,225	50,000
Cash and cash equivalents as stated in the statement of financial position	688,938	455,689
Cash and cash equivalents as stated in the statement of cash flows	$ 688,938	$ 455,689